SUPPLEMENT TO THE PROSPECTUSES

                      CREDIT SUISSE CASH RESERVE FUND, INC.
    CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. - GOVERNMENT PORFOLIO
      CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. - PRIME PORTFOLIO

The following information supersedes certain information in the Funds' prospectuses dated May 1, 2006.

The fund generally is open on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The fund may be closed on a day that would otherwise be a business day if the Bond Market Association recommends that the primary markets for the fund's portfolio securities be closed for trading. The fund may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the fund's portfolio securities close early. If the fund exercises its discretion to close early:

     o The last net asset value ("NAV") determination will occur at the time the fund closes.

     o Shareholders cannot exchange their shares for shares of another Credit Suisse Fund after the fund closes, even if the other Credit Suisse Fund remains open.

     o Any orders the fund receives after it closes will be processed on the next business day at the next determined NAV.

     o The purchase and redemption order deadline at which shareholders are eligible to receive same-day dividends will be as of the time the fund closes.



Dated:  June 29, 2006                                       16-0606
                                                            for
                                                            CR-PRO-CMN
                                                            CR-PRO-LOAD
                                                            MMGP-PRO-A
                                                            MMGP-PRO-B
                                                            MMGP-PRO-C
                                                            MMPP-PRO-A
                                                            MMPP-PRO-B
                                                            MMPP-PRO-C
                                                            2006-016